UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                  FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number:
This amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:           HealthCor Management, L.P.
Address:        Carnegie Hall Tower
                152 West 57th St., 43rd Floor
                New York, NY 10019

13 File Number: 28-11790

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form


Person Signing this Report on Behalf of Reporting Manager:

Name:           Steven J. Musumeci
Title:          Chief Operating Officer
Phone:          212-622-7872
Signature, Place and Date of Signing:

   /s/ Steven J. Musumeci            New York, NY           February 17, 2009


Report Type (Check only one.):
[X]        13F HOLDINGS REPORT.
[ ]        13F NOTICE.
[ ]        13F COMBINATION REPORT.


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    35

Form 13F Information Table Value Total:    2458200
                                           x($1000)

                                                                FORM 13F INFORMATION TABLE
                                                              VALUE   SHARES/ SH/ PUT/ INVSTMT   OTHER        VOTING AUTHORITY
           NAME OF ISSUER        TITLE OF CLASS     CUSIP   x($1000) PRN AMT  PRN CALL DISCRETN MANAGERS   SOLE    SHARED    NONE
  ------------------------------ ---------------- --------- -------- -------- --- ---- -------- --------- -------- -------- --------
D ADOLOR CORP  COM STK           COMMON STOCK     00724X102     4526  2726500 SH       SOLE                2726500        0        0
D AFFYMAX INC COM                COMMON STOCK     00826A109    15235  1525000 SH       SOLE                1525000        0        0
D ALIGN TECHNOLOGY INC  COM STK  COMMON STOCK     016255101    35000  4000000 SH       SOLE                4000000        0        0
D AMERISOURCEBERGEN CORP COM STK COMMON STOCK     03073E105    74886  2100000 SH       SOLE                2100000        0        0
D AVIGEN INC  COM STK            COMMON STOCK     053690103     1873  2465000 SH       SOLE                2465000        0        0
D BIOGEN IDEC INC                COMMON STOCK     09062X103   278636  5850000 SH       SOLE                5850000        0        0
D BIOMARIN PHARMACEUTI CAL INC C COMMON STOCK     09061G101    67996  3820000 SH       SOLE                3820000        0        0
D CELERA CORP COM STK            COMMON STOCK     15100E106    37842  3400000 SH       SOLE                3400000        0        0
D CHELSEA THERAPEUTICS INTL LT   COMMON STOCK     163428105     2804  2092797 SH       SOLE                2092797        0        0
D CIGNA CORP  COM STK            COMMON STOCK     125509109    84250  5000000 SH       SOLE                5000000        0        0
D CORVEL CORP  COM STK           COMMON STOCK     221006109    22435  1020685 SH       SOLE                1020685        0        0
D GENENTECH INC  COM STK         COMMON STOCK     368710406   244999  2955000 SH       SOLE                2955000        0        0
D GIVEN IMAGING LTD  COM STK     COMMON STOCK     M52020100    20599  2487855 SH       SOLE                2487855        0        0
D HECKMANN CORP  COM STK         COMMON STOCK     422680108     5650  1000000 SH       SOLE                1000000        0        0
D HILL-ROM HOLDINGS  COM STK     COMMON STOCK     431475102    59256  3600000 SH       SOLE                3600000        0        0
D HOLOGIC INC  COM STK           COMMON STOCK     436440101   169910 13000000 SH       SOLE               13000000        0        0
D HUMANA INC  COM STK            COMMON STOCK     444859102    63376  1700000 SH       SOLE                1700000        0        0
D ISHARES MSCI EMERGING MKTS IN  OPTIONS - PUTS   464287954    49940  2000000 SH  PUT  SOLE                2000000        0        0
D ISHARES RUSSELL 2000           OPTIONS - PUTS   464287955    49240  1000000 SH  PUT  SOLE                1000000        0        0
D ISHARES TR MSCI EAFE IDX       OPTIONS - PUTS   464287955    89720  2000000 SH  PUT  SOLE                2000000        0        0
D LIFE TECHNOLOGIES CORPORATION  COMMON STOCK     53217V109   198135  8500000 SH       SOLE                8500000        0        0
D MAGELLAN HEALTH SERV ICES INC  COMMON STOCK     559079207   129878  3316600 SH       SOLE                3316600        0        0
D MCKESSON CORP  COM STK         COMMON STOCK     58155Q103   108444  2800000 SH       SOLE                2800000        0        0
D METTLER TOLEDO INTER NATIONAL  COMMON STOCK     592688105    14606   216702 SH       SOLE                 216702        0        0
D MINRAD INTL INC COM            COMMON STOCK     60443P103      660  6000000 SH       SOLE                6000000        0        0
D NEKTAR THERAPEUTICS SHS        COMMON STOCK     640268108    49896  8974128 SH       SOLE                8974128        0        0
D OMNICARE INC  COM STK          COMMON STOCK     681904108   111040  4000000 SH       SOLE                4000000        0        0
D PALL CORP  COM STK             COMMON STOCK     696429307    40486  1424070 SH       SOLE                1424070        0        0
D PERKINELMER INC  COM STK       COMMON STOCK     714046109    41730  3000000 SH       SOLE                3000000        0        0
D RTI BIOLOGICS   INC COM STK    COMMON STOCK     74975N105     9561  3464089 SH       SOLE                3464089        0        0
D SERVICE CORP INTL  COM STK     COMMON STOCK     817565104    44730  9000000 SH       SOLE                9000000        0        0
D TRIMERIS INC  COM STK          COMMON STOCK     896263100     5914  4413657 SH       SOLE                4413657        0        0
D UNITED THERAPEUTICS CORP DEL C COMMON STOCK     91307C102    31275   500000 SH       SOLE                 500000        0        0
D VALEANT PHARMACEUTIC ALS INTL  COMMON STOCK     91911X104   229000 10000000 SH       SOLE               10000000        0        0
D ZIMMER HOLDINGS INC  COM STK   COMMON STOCK     98956P102    64672  1600000 SH       SOLE                1600000        0        0
S REPORT SUMMARY                 35 DATA RECORDS             2458200        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED